SCHEDULE OF SECURED LONG-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total	$ 6,106,871
Bank Loan One [Member]
Short-Term Debt [Line Items]
Total	1,202,825
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Total	4,234,135
Bank Loan Three [Member]
Short-Term Debt [Line Items]
Total	$ 669,911